SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and subsidiaries of VIEs for which a subsidiary of the Company is the primary beneficiary. All significant intercompany transactions and balances have been eliminated upon consolidation.

These consolidated financial statements have been prepared in accordance with the U.S. generally accepted accounting principles ("US GAAP").

Certain items in the consolidated financial statements have been reclassified to conform to the current year's presentation to facilitate comparison.

(b) Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the consolidated financial statements include, but are not limited to, revenue recognition, estimation of rebates earned, allowance for doubtful accounts, inventory obsolescence, useful lives of long-lived assets and intangible assets, impairment of long-lived assets and goodwill, valuation allowance for deferred tax assets, uncertain tax positions and consolidation of VIEs and subsidiaries of VIEs. Actual results could differ significantly from those estimates.

(c) Foreign currency

The Company has determined its functional currency to be the Chinese Renminbi ("RMB") while its subsidiaries, VIEs and subsidiaries of VIEs have determined their functional currency to be their respective local currencies based on the criteria of ASC topic 830 ("ASC 830"), Foreign Currency Matters. The Company's subsidiaries, VIEs and subsidiaries of VIEs located in the PRC have determined their functional currency to be the RMB. The Company uses the RMB as its reporting currency.

Each entity in the Group maintains its financial records in its own functional currency. Transactions denominated in foreign currencies are measured at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are remeasured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in the consolidated statements of comprehensive income (loss). Non-monetary items that are measured in terms of historical cost in foreign currency are remeasured using the exchange rates at the dates of the initial transactions.

(d) Convenience translation

Amounts in United States dollars ("US$") are presented for the convenience of readers of the financial statements and the translations of RMB into US$ have been made at the exchange rate of RMB6.2301 to US$1.00 as set forth in the H.10 statistical release of the Federal Reserve Board on December 31, 2012. No representation is made that the RMB amounts could have been or could be converted into the US$ at this rate.

(e) Fair value of financial instruments

Financial instruments include cash equivalents, restricted cash, accounts receivable, certain other current assets, accounts payable, certain other current liabilities, amounts due from/to related parties, amounts due to employees and short-term loans. The carrying values of these financial instruments approximate their fair value due to their short-term maturities. The Company applies ASC topic 820 ("ASC 820"), Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1- Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2- Include other inputs that are directly or indirectly observable in the marketplace.

Level 3- Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Group had no financial instruments measured at fair value on a recurring basis as of December 31, 2011 and 2012.

The following table sets forth assets measured at fair value on a nonrecurring basis as of December 31, 2012:

		Fair value at December 31, 2012 measured using
	Carrying value at December 31, 2012	Quoted price in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total loss in 2012
	RMB	RMB	RMB	RMB	RMB	US$
Intangible assets - Acquired dealership agreements	105,400	-	-	78,950	26,450	4,246

There were no assets measured at fair value on a nonrecurring basis as of December 31, 2011.

The fair value of dealership agreements as of December 31, 2012 was measured using the income approach with significant inputs that are not observable in the market (Level 3), including a discount rate of 15% and a long-term sustainable growth rate of 3%.

In accordance with ASC subtopic 350-30 ("ASC 350-30"), Intangibles-Goodwill and Other: General Intangibles Other than Goodwill, dealership agreements with a carrying amount of RMB105,400 were written down to an implied fair value of RMB78,950, resulting in an impairment charge of RMB26,450(US$4,246), which was included in the Group's consolidated statements of comprehensive income (loss) for the year ended December 31, 2012 (Note 11).

(f) Cash and cash equivalents

Cash and cash equivalents include cash on hand and time deposits placed with banks or other financial institutions with original maturity of three months or less at the date of purchase and are unrestricted as to withdrawal and use.

(g) Accounts receivable

Accounts receivable are carried at net realizable value. An allowance for doubtful accounts is recorded when collection of the full amount is no longer probable based on an assessment of specific evidence including the aging of the balance, the customer's payment history, its current credit-worthiness and current economic trends. Accounts receivable are written off after all collection effort has ceased.

(h) Inventories

Inventories, consisting of new automobiles, spare parts and accessories, are stated at the lower of purchased cost net of rebates or market value. Purchase cost is determined by the weighted-average method.

The Group's purchase arrangements with certain automobile manufacturers entitle the Group to receive a specified amount of cash rebates if certain conditions are met during the stated rebate periods. The Group accounts for these rebates in accordance with ASC sub-topic 605-50 ("ASC 605-50"), Revenue Recognition: Customer Payments and Incentives. Rebates that are solely based on conditions that are fixed or can be reasonably estimated, such as volume purchase rebates, are recognized on an accrual basis based on the Group's purchase estimates. Rebates that are based on subjective factors such as customer satisfaction results or based on the discretion of the automobile manufacturer are recognized only when realized. Rebates relating to motor vehicles purchased but still held by the Group as at the balance sheet date are recorded as a reduction to cost of inventories or cost of leased automobiles held for sale while rebates relating to motor vehicles purchased and sold during the reporting period are recorded as a reduction to cost of goods sold.

(i) Leased automobiles held for sale

On December 23, 2010, the Beijing municipal government issued a number of new measures, which became effective immediately, aimed at curbing traffic congestion in Beijing, the PRC. Under these measures, the issuance of new license plates in Beijing is subject to an annual quota and will be implemented through a monthly lottery selection system. The legal title of automobiles cannot be transferred to customers who have not obtained a new license plate from the Beijing municipal government. To assist certain customers who are in the license plate lottery, the Group will enter into a renewable lease agreement to lease the automobile which the customer intends to purchase until such time the customer acquires a license plate. The customer makes an initial payment for the full sales price of the automobile, pays a nominal monthly fee, and will either take title to the automobile upon obtaining a license plate or return it for a refund of the then fair value of the automobile. During the period the automobile is under lease, it is classified in current assets as a leased automobile held for sale and is depreciated over the expected useful life of 10 years.

(j) Property and equipment

Property and equipment are stated at cost less accumulated depreciation and are depreciated on a straight-line basis over the following estimated useful lives:

Buildings	40 years
Machinery	5 years
Office equipment	5 years
Motor vehicles	5 years

Expenditures for major additions or improvement that extend the useful lives of property and equipment are capitalized as additions to the related assets. Expenditures for minor replacements, maintenance and repairs that do not improve or extend the lives of the assets are charged to expense when incurred. Retirement, sales and disposals of assets are recorded by removing the cost and accumulated depreciation, with any resulting gain or loss reflected in the consolidated statements of comprehensive income (loss).

All direct and indirect costs that are related to the construction of property and equipment and incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment accounts and commences depreciation when these assets are ready for their intended use. Interest costs are capitalized if they are incurred during the acquisition, construction or production of a qualifying asset and such costs could have been avoided if expenditures for the assets have not been made. Capitalization of interest costs commences when the activities to prepare the asset are in progress and expenditures and borrowing costs are being incurred. Interest costs are capitalized until the assets are ready for their intended use. Capitalization of interest costs is suspended during extended periods in which activities related to the acquisition or construction of the qualifying assets is interrupted. Interest expense of nil, nil, and RMB10,966 (US$1,760) was capitalized during the years ended December 31, 2010, 2011 and 2012, respectively..

(k) Land use rights

Land use rights represent amounts paid for the right to use land in the PRC and are recorded at purchase cost less accumulated amortization. Amortization is provided on a straight-line basis over the terms of the respective land use rights agreements, which are 50 years.

(l) Business combinations

The Company accounts for its business combinations using the acquisition method of accounting in accordance with ASC topic 805 ("ASC 805"), Business Combinations. The purchase method of accounting requires that the consideration transferred to be allocated to the assets acquired, including separately identifiable assets, and liabilities assumed by the Company based on their estimated fair values. The consideration transferred of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities, and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total of cost of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly as a gain in the consolidated statements of comprehensive income (loss).

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and noncontrolling interests is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity's current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

(m) Intangible assets

Intangible assets are carried at cost less any accumulated amortization and recorded impairment. Intangible assets acquired in a business combination are recognized initially at fair value at the date of acquisition. Intangible assets with finite useful lives are amortized using the straight-line method over the estimated economic useful lives of the intangible assets. The intangible assets as of December 31, 2012 include customer relationships with an estimated useful life of 10 years, and dealership agreements which have an indefinite useful life. Customer relationships are amortized on a straight-line basis over their useful life, and dealership agreements are not amortized.

The Company tests dealership agreements for impairment annually or more frequently if events or circumstances indicate possible impairment in accordance with ASC 350-30. The impairment test for indefinite-lived intangible assets consists of comparing the carrying amount of the intangible asset to its fair value. Fair values of indefinite-lived intangible assets are determined based on discounted cash flows or appraised values, as appropriate. Any excess of the carrying amount over the asset's fair value is recorded as an impairment charge.

(n) Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business. In accordance with ASC topic 350 ("ASC 350"), Goodwill and Other Intangible Assets, recorded goodwill amounts are not amortized, but rather are tested for impairment annually or more frequently if there are indicators of impairment present. In accordance with ASC 350, the Company assigned and assessed goodwill for impairment at the reporting unit level. A reporting unit is an operating segment or one level below the operating segment. The Company has determined it has eleven reporting units.

The performance of the impairment test involves a two-step process. The first step of the impairment test involves comparing the fair value of the reporting unit with its carrying amount, including goodwill. Fair value is primarily determined by computing the future discounted cash flows expected to be generated by the reporting unit. If the reporting unit's carrying value exceeds its fair value, goodwill may be impaired. If this occurs, the Company performs the second step of the goodwill impairment test to determine the amount of impairment loss. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit's goodwill. If the implied goodwill fair value is less than its carrying value, the difference is recognized as an impairment loss.

The annual goodwill impairment test is performed on December 31 of each year. For the year ended December 31, 2012, the Group adopted ASU No. 2011-08 ("ASU 2011-08"), Intangibles-Goodwill and Other (ASC 350), pursuant to which the Group has the option to first assess qualitative factors to determine whether it is necessary to perform the two-step test. If the Group believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. For the year ended December 31, 2012, the Group assessed that it was more-likely-than-not that the fair values of its reporting units were less than their carrying amounts and performed a quantitative test.

As of December 31, 2012, the Company completed its annual impairment test on goodwill that has arisen from the business combinations during 2011. The Company determined the fair value of the reporting units using the income approach based on the discounted expected cash flows associated with the reporting unit. The discounted cash flows for the reporting units were based on six year projections. Cash flow projections were based on past experience, actual operating results, and management's best estimates about future developments as well as certain market assumptions. Cash flows after the forecast period were estimated using a terminal value calculation, which considered terminal value growth at 3%, considering the long term revenue growth for entities in a similar industry in the PRC. The discount rate of approximately 14% was derived and used in the valuations which reflect the market assessment of the risks specific to the Company and its industry and is based on its weighted average cost of capital. The resulting fair value of the reporting units was less than the carrying value; thus, the Company was not required to complete the second step. No impairment of goodwill was recognized for the years ended December 31, 2011 and 2012.

(o) Impairment of long-lived assets

The Group evaluates its long-lived assets, including property and equipment, land use rights and intangible assets with finite lives for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be recoverable in accordance with ASC subtopic 360-10 ("ASC 360-10"), Impairment or Disposal of Long-Lived Assets. When these events occur, the Group assesses the recoverability of long-lived assets by comparing the carrying amount of the assets to the expected future undiscounted cash flows resulting from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available. No impairment of long-lived assets was recognized for any of the years presented.

(p) Long-term investment

The Group's long-term investment consists of one cost method investment.

In accordance with ASC 325-20, Investments-Other: Cost Method Investments, for investments in an investee over which the Group does not have significant influence, the Group carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings. The Group's management regularly evaluates the impairment of its cost method investment based on the performance and financial position of the investee as well as other evidence of estimated market values. Such evaluation includes, but is not limited to, reviewing the investee's cash position, recent financing, projected and historical financial performance, cash flow forecasts and current and future financing needs. An impairment loss is recognized in the consolidated statements of comprehensive income (loss) equal to the excess of the investment's cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

(q) Revenue recognition

For each of the significant sources of revenue stated below, revenue is recognized only when the following four criteria are met: (i) persuasive evidence of an arrangement exists, (ii) the goods have been delivered or the services have been rendered, (iii) the price or fees are fixed or determinable, and (iv) collectability is reasonably assured.

(i) Sales of automobiles

The Group and the customer sign an agreement containing the significant terms of sales to evidence that an arrangement exists. Delivery of the automobile is evidenced by the customer's sign-off on an acceptance form upon receipt. The purchase price is fixed or determinable because it is stipulated in the signed sales agreement and no concessions such as discounts, rebates, refunds or other price changes are provided subsequently. For the vast majority of sales, the customers pay the full purchase price in cash upon delivery of the automobile. The Group conducts thorough credit checks on customers prior to extending credit to such customers. Some customers obtain loans at market terms through third-party financial institutions. The Group arranges for the customer to pick up the automobile only after the customer's loan application is approved and typically receives the full payment from the financial institutions within two weeks of the delivery date. Financial institutions bear full collection risk and there is no recourse to the Group in the event a customer defaults on the loan payments. The Group has not experienced any defaults on payments from financial institutions once a loan application has been approved. Therefore, collectability is considered reasonably assured by the Group when a customer's loan application is approved. Accordingly, revenue on automobile sales is recognized by the Group upon delivery of the automobile to the customer which coincides with when all the conditions required for revenue recognition have been met.

(ii) Automobile repair and maintenance services

Revenue generated from automobile repair and maintenance services is recognized after services have been rendered and accepted by the customer. A work order detailing the services to be provided and the preliminary price estimate is signed by the end customer and service representative from the Group prior to the requested service being performed. When the service has been completed, the customer signs a settlement worksheet as evidence of acceptance of the services provided and the final fees charged for such services which signifies persuasive evidence of an arrangement and performance of services. Fees are considered fixed or determinable because no subsequent concessions such as discounts, rebates, refunds or other price changes are provided subsequent to the customer's acceptance. The majority of repair and maintenance services provided by the Group are paid in full by the customer upon delivery of the serviced automobile to the customer. The Group also accepts repair work that is paid directly by the customer's insurance company. Collectability is considered reasonably assured as the Group verifies that the service and charges are acceptable under the customer's insurance policy coverage directly with the insurance company prior to performing the work. Lastly, fees charged to suppliers for repair and maintenance services covered by supplier's warranties are based on standard rates billed to customers and insurance companies for such services. Suppliers settle fees charged for warranty-covered services on a monthly basis. Collectability is considered reasonably assured as the Group deals with only reputable insurance companies and suppliers and historically, the Group has not experienced any significant defaults for payment. Based on the above, revenue on automobile repair and maintenance services is recognized upon completion of the requested services and delivery of the serviced automobile to the customer which coincides with when all the conditions required for revenue recognition have been met.

(iii) Sales of leased automobiles

In connection with the limitations on license plates issued by the Beijing municipal government, certain customers first lease their automobiles from the group before taking title of their automobiles. These customers are required to pay the full purchase price of the automobiles in cash as a deposit upon signing the lease agreement. The Group initially records these deposits as deferred revenue. The revenue is subsequently recognized if and when the customer receives a license plate for the automobile and elects to obtain the legal title of the automobile from the Group. Persuasive evidence of an arrangement is evidenced by the lease agreement. Delivery of the title of the automobile is evidence by the transfer of the legal title from the Group to customers. The purchase price is fixed or determinable because it is stipulated in the signed lease agreement and no concessions such as discounts, rebates, refunds or other price changes are provided subsequently. Collectability has been established as the customer has paid the full purchase price of the automobile in cash upon signing the lease agreement. Accordingly, revenue on leased automobile sales is recognized by the Group upon legal transfer of the automobile title to the customer which coincides with when all the conditions required for revenue recognition have been met.

(iv) Other services

Included in other services are commission fees that third-party financial institutions pay to the Group for arranging for customers to obtain automobile insurance or financing loans from these financial institutions as well as revenues from the provision of short-term automobile leasing services. The Group is not a party to the insurance or financing contracts which are solely between the third-party financial institution and the customer. Persuasive evidence of the arrangement is documented in a contract signed by the third-party financial institutions and the Group. The commission fees are fixed and non-refundable once received. Payment of the commission fee coincides with the completion of the required service which results in the recognition of revenue. The Group had limited operations relating to automobile leasing services, which accounted for an insignificant portion of total revenues for all years presented. Revenues from the provision of automobile leasing services are recognized ratably over the lease terms, typically less than one year, in accordance with ASC 840. All leases have been accounted for as operating leases.

In accordance with ASC sub-topic 605-45 ("ASC 605-45"), Revenue Recognition: Principal Agent Considerations, the Group acts as the principal in its automobile sales, leased automobiles sales and repair and maintenance transactions with its customers. Accordingly, the Group records revenues from automobile sales and automobile repair and maintenance services on a gross basis. In all such arrangements, the Group contracts directly with its end customers, serves as the primary obligor, and assumes inventory risk.

The Group's automobile manufacturers provide certain incentives to the Group's customers through the Group. As the Group has direct contact with the consumer, the Group agrees to accept, at the point of sale to the consumer, the automobile manufacturer's incentives that are tendered by the consumer. In accordance with ASC sub-topic 605-50 ("ASC 605-50"), Revenue Recognition: Customer Payments and Incentives, the Group characterizes the incentives offered to customers by manufacturers as revenue, as (i) the incentive can be tendered by a customer at any dealer for the automobile manufacturer's product; (ii) the Group receives a direct reimbursement from the automobile manufacturer based on the face amount of the incentive; (iii) terms of reimbursement to the Group for the automobile manufacturer's incentive offered to the consumer are not influenced by or negotiated in conjunction with any other incentive arrangements between the automobile manufacturer and the Group; and (iv) the Group is subject to an implied agency relationship with the automobile manufacturer in the sales incentive transaction between the automobile manufacturer and the customer.

In accordance with the relevant tax laws in the PRC, value-added tax ("VAT") is levied on the invoiced value of sales and is payable by the purchaser. The Group is required to remit the VAT it collects to the tax authority, but may deduct the VAT it has paid on eligible purchases. The difference between the amounts collected and paid is presented as VAT recoverable or payable balance on the consolidated balance sheets. VAT amounted to RMB569,351, RMB512,859 and RMB550,090 (US$88,296) for the years ended December 31, 2010, 2011 and 2012, respectively. The Group recognized revenues net of VAT.

The Group is subject to business tax on the other services revenues earned in the PRC. The applicable rate of business tax is 5% of the revenue. Revenues derived from sales of automobiles, leased automobiles and automobile repair and maintenance services are not subject to business tax. Business tax for the years ended December 31, 2010, 2011 and 2012 was RMB2,046, RMB2,430 and RMB2,279 (US$366), respectively. The Group recognized revenues net of business tax.

(r) Cost of goods sold

Cost of goods sold consists primarily of (i) purchase costs of new automobiles, net of rebates from automobile manufacturers (Note 2(h) and Note 6); (ii) depreciation of leased automobiles held for sale (Note 2(i) and Note 7); and (iii) the net carrying amount of leased automobiles held for sale upon legal transfer of the automobile title to customers (Note 2(i) and Note 7). Cost of services consists of the cost of spare parts consumed, direct labor and materials, an allocation of indirect overhead expenses attributable to repair and maintenance services, amortization of intangible assets related to customer relationships and the 5% business tax or the 6% value-added tax for technology consulting and service fees charged by Lentuo Beijing to the VIEs. Lentuo Beijing has been subject to valued-added tax of 6% effective September 2012.

(s) Advertising expenditures

Advertising expenditures are expensed as incurred. Advertising expenditures included in sales, marketing and distribution expenses, amounted to RMB9,256, RMB37,629 and RMB27,764 (US$4,456) for the years ended December 31, 2010, 2011 and 2012, respectively.

(t) Income taxes

The Group follows the liability method of accounting for income taxes in accordance to ASC topic 740 ("ASC 740"), Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized.

The Group adopted ASC 740 to account for uncertainty in income taxes. ASC 740 clarifies the accounting for uncertainties in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group has elected to classify interest and penalties related to unrecognized tax benefits as interest expenses and other expenses, respectively.

(u) Comprehensive income

Comprehensive income is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. Among other disclosures, ASC topic 220 ("ASC 220"), Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the years presented, the Group's comprehensive income is equivalent to its net income.

The Company adopted ASU No. 2011-05 ("ASU 2011-05"), Comprehensive Income (Topic 220), Presentation of Comprehensive Income, in the year ended December 31, 2012 by presenting items of net income and other comprehensive income, if any, in one continuous statement, the consolidated statement of comprehensive income (loss).

(v) Employee benefits

Full time employees of the Company's subsidiaries, VIEs and subsidiaries of VIEs in the PRC participate in a government mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the Company make contributions to the government for these benefits based on a specific percentage of the employees' salaries up to a maximum of three times the average annual salary for the city in which the subsidiary operates for the prior year. The Company's subsidiaries, VIEs and subsidiaries of VIEs have no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefits, which were expensed as incurred, were RMB12,526, RMB14,951 and RMB19,169 (US$3,077) for the years ended December 31, 2010, 2011 and 2012, respectively.

(w) Segment reporting

In accordance with ASC topic 280 ("ASC 280"), Segment Reporting, the Group's chief operating decision maker has been identified as the chief executive officer, who reviews consolidated financial information by brands when making decisions about allocating resources and assessing performance of the Group. For the year ended December 31, 2010 the Group had six operating and reportable segments, namely Audi, FAW-Volkswagen, FAW-Mazda, Toyota, Shanghai-Volkswagen and Chang An-Mazda. For the years ended December 31, 2012 and 2011, the Group had seven operating and reportable segments, namely Audi, FAW-Volkswagen, FAW-Mazda, Toyota, Shanghai-Volkswagen, Chang An-Mazda, and GAC-Honda.

The accounting policies used in the Group's segment reporting are the same as those used in the preparation of the Group's consolidated financial statements. As substantially all of the Group's long-lived assets and revenues are in and derived from the PRC, geographical segments are not presented.

(x) Earnings per share

In accordance with ASC topic 260 ("ASC 260"), Earnings Per Share, basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year.

(y) Leases

In accordance with ASC 840, leases are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: (i) ownership is transferred to the lessee by the end of the lease term, (ii) there is a bargain purchase option, (iii) the lease term is at least 75% of the property's estimated remaining economic life or (iv) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over their lease term. On June 20, 2010, Lentuo Electromechanical entered into a capital lease arrangement for a building with Huitong whereby Huitong obtained the right to use the building for the remainder of its expected useful life of 40 years for nil consideration and was granted a bargain purchase option to acquire the building at a nominal value at the end of the lease term. For the years ended December 31, 2010, 2011 and 2012, the Group recorded total rental expenses of RMB6,379, RMB8,253 and RMB11,859 (US$1,904), respectively, on its operating leases.

(z) Recently issued accounting standards

In July 2012, the Financial Accounting Standards Board ("FASB") issued ASU No. 2012-02 ("ASU 2012-02"), Testing Indefinite-Lived Intangible Assets for Impairment, which is intended to reduce the cost and complexity of performing the impairment test for indefinite-lived intangible assets other than goodwill by providing entities an option to perform a qualitative assessment to determine whether further quantitative impairment testing is necessary. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that an indefinite lived intangible asset is impaired, the quantitative impairment test is required. Otherwise, no further testing is required. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The Company does not expect the adoption of ASU 2012-02 to have a material impact on its consolidated financial statements.

In February 2013, the FASB issued ASU No. 2013-02 ("ASU 2013-02"), Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which is intended to improve the reporting of reclassifications out of accumulated other comprehensive income. It does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the standard requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012, with early adoption permitted. The Company does not expect the adoption of ASU 2013-02 to have a material impact on its consolidated financial statements.